Pension, Health Care and Postretirement Benefits Other Than Pensions	12 Months Ended
Dec. 31, 2011
Pension, Health Care and Postretirement Benefits Other Than Pensions [Abstract]
PENSION, HEALTH CARE AND POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

NOTE 7 – PENSION, HEALTH CARE AND POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

The Company provides pension benefits to substantially all employees through primarily noncontributory defined contribution or defined benefit plans and certain health care and life insurance benefits to domestic active employees and eligible retirees. In accordance with the Retirement Benefits Topic of the ASC, the Company recognizes an asset for overfunded defined benefit pension or other postretirement benefit plans and a liability for unfunded or underfunded plans. In addition, actuarial gains and losses and prior service costs of such plans are recorded in Cumulative other comprehensive loss, a component of Shareholders’ equity. The amounts recorded in Cumulative other comprehensive loss will continue to be modified as actuarial assumptions and service costs change, and all such amounts will be amortized to expense over a period of years through the net pension cost (credit) and net periodic benefit cost.

Health care plans. The Company provides certain domestic health care plans that are contributory and contain cost-sharing features such as deductibles and coinsurance. There were 18,189, 17,841 and 18,292 active employees entitled to receive benefits under these plans as of December 31, 2011, 2010 and 2009, respectively. The cost of these benefits for active employees, which includes claims incurred and claims incurred but not reported, amounted to $155,501, $144,927 and $152,316 for 2011, 2010 and 2009, respectively.

Defined contribution pension plans. The Company’s annual contribution for its domestic defined contribution pension plan was $23,344, $22,512 and $23,131 for 2011, 2010 and 2009, respectively. Prior to July 1, 2009, the contribution was based on six percent of compensation for covered employees. Effective July 1, 2009, the contribution percentage was changed to a range from two percent to seven percent based on an age and service formula. Assets in employee accounts of the domestic defined contribution pension plan are invested in various mutual funds as directed by the participants. These mutual funds did not own a significant number of shares of the Company’s common stock for any year presented.

The Company’s annual contribution for its foreign defined contribution pension plans, which is based on various percentages of compensation for covered employees up to certain limits, was $3,807, $3,968 and $2,636 for 2011, 2010 and 2009, respectively. Assets in employee accounts of the foreign defined contribution pension plans are invested in various mutual funds. These mutual funds did not own a significant number of shares of the Company’s common stock for any year presented.

Defined benefit pension plans. The Company has one salaried and one hourly domestic defined benefit pension plan, and sixteen foreign defined benefit pension plans, including three European plans acquired in connection with the 2011 and 2010 acquisitions of Leighs Paints and Acroma. All participants in the domestic salaried defined benefit pension plan prior to January 1, 2002 retain the previous defined benefit formula for computing benefits with certain modifications for active employees. Eligible domestic salaried employees hired or re-hired between January 1, 2002 and September 30, 2011 became participants in the revised domestic salaried defined benefit pension plan upon completion of six months of service. All employees who became participants on or after January 1, 2002 and before January 1, 2005 were credited with certain contribution credits equivalent to six percent of their salary. All employees who became participants on or after January 1, 2005 were credited with certain contribution credits that range from two percent to seven percent of compensation based on an age and service formula. Effective July 1, 2009, the domestic salaried defined benefit pension plan was revised, and all employees who become participants on or after January 1, 2002 were credited with certain contribution credits that range from two percent to seven percent of compensation based on an age and service formula. Contribution credits are converted into units to account for each participant’s benefits. Participants will receive a variable annuity benefit upon retirement or a lump sum distribution upon termination (if vested). The variable annuity benefit is subject to the hypothetical returns achieved on each participant’s allocation of units from investments in various investment funds as directed by the participant. Contribution credits to the revised domestic salaried defined benefit pension plan are being funded through existing plan assets. Effective October 1, 2011, the domestic salaried defined benefit pension plan was frozen for new hires, and all newly hired U.S. non-collectively bargained employees are eligible to participate in the Company’s domestic defined contribution plan.

At December 31, 2011, the domestic salaried defined benefit pension plan was overfunded, with a projected benefit obligation of $269,314, fair value of plan assets of $487,990 and excess plan assets of $218,676. The domestic hourly defined benefit pension plan was underfunded, with a projected benefit obligation of $140,715, fair value of plan assets of $126,473 and a deficiency of plan assets of $14,242. The plans are funded in accordance with all applicable regulations as of December 31, 2011 and no funding will be required in 2012. At December 31, 2010, the domestic salaried defined benefit pension plan was overfunded, with a projected benefit obligation of $261,996, fair value of plan assets of $502,707 and excess plan assets of $240,711, and the domestic hourly defined benefit pension plan was overfunded, with a projected benefit obligation of $128,261, fair value of plan assets of $132,018 and excess plan assets of $3,757. At December 31, 2009, the domestic salaried defined benefit pension plan was overfunded, with a projected benefit obligation of $211,635, fair value of plan assets of $454,239 and excess plan assets of $242,604, and the domestic hourly defined benefit pension plan was underfunded, with a projected benefit obligation of $127,640, fair value of plan assets of $122,808 and a deficiency of plan assets of $4,832.

At December 31, 2011, thirteen of the Company’s foreign defined benefit pension plans were unfunded or underfunded, with combined projected benefit obligations, fair values of net assets and deficiencies of plan assets of $90,718, $58,070 and $32,648, respectively. An increase of $55,529 from 2010 in the combined projected benefit obligations of all foreign defined benefit pension plans was primarily due to the European plan acquired in 2011.

The Company expects to make the following benefit payments for all domestic and foreign defined benefit pension plans: $38,149 in 2012; $39,110 in 2013; $39,339 in 2014; $40,048 in 2015; $40,285 in 2016; and $205,044 in 2017 through 2021.

The estimated net actuarial losses and prior service costs for the defined benefit pension plans that are expected to be amortized from Cumulative other comprehensive loss into the net pension costs in 2012 are $22,949 and $1,592, respectively.

The following table summarizes the components of the net pension costs and Cumulative other comprehensive loss related to the defined benefit pension plans:

	Domestic Defined Benefit Pension Plans			Foreign Defined Benefit Pension Plans
	2011	2010	2009	2011	2010	2009
Net pension costs:
Service costs	$17,933	$16,906	$17,070	$3,055	$2,061	$1,226
Interest costs	18,602	18,028	18,124	5,954	4,266	3,036
Expected returns on plan assets	(46,441)	(42,311)	(36,828)	(5,535)	(2,842)	(1,810)
Amortization of prior service costs	1,635	1,661	1,493		29	47
Amortization of actuarial losses	16,865	18,943	28,723	493	1,363	325

Ongoing pension costs	8,594	13,227	28,582	3,967	4,877	2,824
Settlement credits				(235)		(39)

Net pension costs	8,594	13,227	28,582	3,732	4,877	2,785
Other changes in plan assets and projected benefit obligation recognized in Cumulative other comprehensive loss (before taxes):
Net actuarial losses (gains) arising during the year	48,745	681	(49,250)	15,944	(10,043)	14,922
Prior service costs during the year	1,195		1,086
Amortization of prior service costs	(1,635)	(1,661)	(1,493)		(29)	(47)
Amortization of actuarial losses	(16,865)	(18,943)	(28,723)	(493)	(1,363)	(286)
Exchange rate (loss) gain recognized during the year				(387)	(1,536)	1,717

Total recognized in Cumulative other comprehensive loss	31,440	(19,923)	(78,380)	15,064	(12,971)	16,306

Total recognized in net pension costs (credits) and Cumulative other comprehensive loss	$40,034	$(6,696)	$(49,798)	$18,796	$(8,094)	$19,091

The Company employs a total return investment approach for the domestic and foreign defined benefit pension plan assets. A mix of equities and fixed income investments are used to maximize the long-term return of assets for a prudent level of risk. In determining the expected long-term rate of return on defined benefit pension plan assets, management considers the historical rates of return, the nature of investments and an expectation of future investment strategies. The target allocations for plan assets are 45 – 65 percent equity securities and 30 – 40 percent fixed income securities.

The following tables summarize the fair value of the defined benefit pension plan assets at December 31, 2011, 2010 and 2009:

	Fair Value at December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments at fair value:
Short-term investments (a)	$9,408		$9,408
Equity investments (b)	482,694	$268,307	214,387
Fixed income investments (c)	202,939	103,485	99,454
Other assets (d)	37,482		16,582	$20,900

	$732,523	$371,792	$339,831	$20,900

	Fair Value at December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments at fair value:
Short-term investments (a)	$33,050		$33,050
Equity investments (b)	463,108	$257,616	205,492
Fixed income investments (c)	185,163	101,227	78,401	$5,535
Other assets (d)	19,152			19,152

	$700,473	$358,843	$316,943	$24,687

	Fair Value at December 31, 2009	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments at fair value:
Short-term investments (a)	$51,688		$51,688
Equity investments (b)	430,550	$248,138	182,412
Fixed income investments (c)	132,951	91,741	35,945	$5,265
Other assets (d)	17,728			17,728

	$632,917	$339,879	$270,045	$22,993

(a) - This category includes a full range of high quality, short-term money market securities.

(b) - This category includes actively managed equity assets that track primarily to the S&P 500.

(c) - This category includes government and corporate bonds that track primarily to the Barclays Capital Aggregate Bond Index.

(d) - This category consists of venture capital funds.

The following tables summarize the changes in the fair value of the defined benefit pension plan assets classified as level 3 at December 31, 2011, 2010 and 2009:

	Balance at December 31, 2010	Dispositions	Realized and Unrealized Gains	Balance at December 31, 2011
Fixed income investments	$5,535	$(5,717)	$182
Other assets	19,152	(1,389)	3,137	$20,900

	$24,687	$(7,106)	$3,319	$20,900

	Balance at December 31, 2009	Dispositions	Realized and Unrealized Gains	Balance at December 31, 2010
Fixed income investments	$5,265	$(269)	$539	$5,535
Other assets	17,728	(695)	2,119	19,152

	$22,993	$(964)	$2,658	$24,687

	Balance at January 1, 2009	Acquisitions	Realized and Unrealized Gains (Losses)	Balance at December 31, 2009
Fixed income investments	$2,652	$2,380	$233	$5,265
Other assets	18,669	735	(1,676)	17,728

	$21,321	$3,115	$(1,443)	$22,993

Included as equity investments in the domestic defined benefit pension plan assets at December 31, 2011 were 855,000 shares of the Company’s common stock with a market value of $76,326, representing 12.4 percent of total domestic plan assets. Dividends received on the Company’s common stock during 2011 totaled $1,248.

The following table summarizes the obligations, plan assets and assumptions used for the defined benefit pension plans, which are all measured as of December 31:

	Domestic Defined Benefit Pension Plans			Foreign Defined Benefit Pension Plans
	2011	2010	2009	2011	2010	2009
Accumulated benefit obligations at end of year	$415,163	$371,195	$323,553	$121,137	$67,964	$59,226

Projected benefit obligations:
Balances at beginning of year	$390,257	$339,275	$315,513	$85,936	$75,175	$44,893
Service costs	17,933	16,906	17,070	3,055	2,061	1,226
Interest costs	18,602	18,028	18,124	5,954	4,266	3,036
Actuarial losses (gains)	8,428	41,739	12,068	11,395	(6,950)	18,484
Acquisitions of businesses and other	1,194		1,086	42,131	14,378	2,745
Effect of foreign exchange				(3,760)	(1,063)	6,427
Benefits paid	(26,385)	(25,691)	(24,586)	(3,246)	(1,931)	(1,636)

Balances at end of year	410,029	390,257	339,275	141,465	85,936	75,175
Plan assets:
Balances at beginning of year	634,725	577,047	503,487	65,748	55,870	38,603
Actual returns on plan assets	6,123	83,369	98,146	987	5,935	3,853
Acquisitions of businesses and other				57,761	7,085	9,902
Effect of foreign exchange				(3,190)	(1,211)	5,148
Benefits paid	(26,385)	(25,691)	(24,586)	(3,246)	(1,931)	(1,636)

Balances at end of year	614,463	634,725	577,047	118,060	65,748	55,870

Excess (deficient) plan assets over projected benefit obligations	$204,434	$244,468	$237,772	$(23,405)	$(20,188)	$(19,305)

Assets and liabilities recognized in the Consolidated Balance Sheets:
Deferred pension assets	$218,676	$244,468	$242,604	$9,674	$3,865	$2,697
Other accruals				(829)	(272)	(497)
Other long-term liabilities	(14,242)		(4,832)	(32,250)	(23,781)	(21,505)

	$204,434	$244,468	$237,772	$(23,405)	$(20,188)	$(19,305)

Amounts recognized in Cumulative other comprehensive loss:
Net actuarial losses	$(211,752)	$(179,871)	$(198,134)	$(26,994)	$(11,930)	$(24,873)
Prior service costs	(5,206)	(5,647)	(7,307)			(28)

	$(216,958)	$(185,518)	$(205,441)	$(26,994)	$(11,930)	$(24,901)

Weighted-average assumptions used to determine projected benefit obligations:
Discount rate	4.40%	4.97%	5.50%	4.94%	5.45%	5.78%
Rate of compensation increase	4.00%	4.00%	4.00%	4.05%	4.06%	3.85%
Weighted-average assumptions used to determine net pension costs (credits):
Discount rate	4.97%	5.50%	6.10%	5.48%	5.57%	6.85%
Expected long-term rate of return on assets	7.50%	7.50%	7.50%	6.12%	5.46%	6.25%
Rate of compensation increase	4.00%	4.00%	4.00%	4.06%	3.74%	3.93%

Postretirement Benefits Other Than Pensions. Employees of the Company hired in the United States prior to January 1, 1993 who are not members of a collective bargaining unit, and certain groups of employees added through acquisitions, are eligible for health care and life insurance benefits upon retirement, subject to the terms of the unfunded plans. There were 4,436, 4,768 and 4,704 retired employees entitled to receive such postretirement benefits as of December 31, 2011, 2010 and 2009, respectively.

The following table summarizes the obligation and the assumptions used for postretirement benefits other than pensions:

	Postretirement Benefits Other than Pensions
	2011	2010	2009
Benefit obligation:
Balance at beginning of year - unfunded	$315,572	$300,526	$264,802
Service cost	3,495	3,532	3,391
Interest cost	15,580	16,066	15,695
Actuarial (gain) loss	(3,965)	11,067	34,241
Benefits paid	(13,887)	(15,619)	(17,603)

Balance at end of year - unfunded	$316,795	$315,572	$300,526

Liabilities recognized in the Consolidated Balance Sheets:
Postretirement benefits other than pensions	$(297,528)	$(295,896)	$(283,784)
Other accruals	(19,267)	(19,676)	(16,742)

	$(316,795)	$(315,572)	$(300,526)

Amounts recognized in Cumulative other comprehensive loss:
Net actuarial losses	$(45,567)	$(52,037)	$(42,274)
Prior service costs	983	1,640	2,296

	$(44,584)	$(50,397)	$(39,978)

Weighted-average assumptions used to determine benefit obligation:
Discount rate	4.40%	5.10%	5.50%
Health care cost trend rate - pre-65	8.00%	7.50%	8.00%
Health care cost trend rate - post-65	8.00%	7.50%	8.00%
Prescription drug cost increases	8.00%	8.00%	9.00%
Weighted-average assumptions used to determine net periodic benefit cost:
Discount rate	5.10%	5.50%	6.10%
Health care cost trend rate - pre-65	7.50%	8.00%	7.50%
Health care cost trend rate - post-65	7.50%	8.00%	7.50%
Prescription drug cost increases	8.00%	9.00%	9.00%

The following table summarizes the components of the net periodic benefit cost and cumulative other comprehensive loss related to postretirement benefits other than pensions:

	Postretirement Benefits Other than Pensions
	2011	2010	2009
Net periodic benefit cost:
Service cost	$3,495	$3,532	$3,391
Interest cost	15,580	16,066	15,695
Amortization of actuarial losses	2,505	1,304	276
Amortization of prior service credit	(657)	(656)	(656)

Net periodic benefit cost	20,923	20,246	18,706
Other changes in projected benefit obligation recognized in Cumulative other comprehensive loss (before taxes):
Net actuarial (gain) loss	(3,965)	11,067	34,241
Amortization of actuarial losses	(2,505)	(1,304)	(276)
Amortization of prior service credit	657	656	656

Total recognized in Cumulative other comprehensive loss	(5,813)	10,419	34,621

Total recognized in net periodic benefit cost and Cumulative other comprehensive loss	$15,110	$30,665	$53,327

The estimated net actuarial loss and prior service credit for postretirement benefits other than pensions that are expected to be amortized from Cumulative other comprehensive loss into net periodic benefit cost in 2012 are $1,715 and $(656), respectively.

The assumed health care cost trend rate and prescription drug cost increases used to determine the net periodic benefit cost for postretirement health care benefits for 2012 both decrease in each successive year until reaching 5.0 percent in 2018. The assumed health care and prescription drug cost trend rates have a significant effect on the amounts reported for the postretirement health care benefit obligation. A one-percentage-point change in assumed health care and prescription drug cost trend rates would have had the following effects as of December 31, 2011:

	One-Percentage-Point
	Increase	(Decrease)
Effect on total of service and interest cost components	$165	$(175)
Effect on the postretirement benefit obligation	$2,892	$(2,912)

The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Medicare Act) introduced a prescription drug benefit under Medicare (Medicare Part D) as well as a federal subsidy to sponsors of retiree health care benefit plans that provide a benefit that is at least actuarially equivalent to Medicare Part D. In accordance with the accounting guidance related to the Medicare Act included in the Retirement Benefits Topic of the ASC, the effects of the federal subsidy resulted in a $21,400 reduction of the accumulated postretirement benefit obligation for benefits attributed to past service, which is being recognized prospectively beginning July 1, 2004. During 2011, this recognition resulted in a $7,073 reduction of the net periodic benefit cost, which consisted of changes in actuarial experience and reductions in interest cost of $6,831 and $242, respectively. During 2010, this recognition resulted in a $4,170 reduction of the net periodic benefit cost, which consisted of reductions in interest cost, amortization of changes in actuarial experience and service cost of $1,973, $1,852 and $345, respectively. During 2009, this recognition resulted in a $1,934 reduction of the net periodic benefit cost, which consisted of reductions in interest cost and service cost of $1,870 and $64, respectively. The initial effects of the federal subsidy attributable to past service have been fully recognized.

In the first quarter of 2010, the Patient Protection and Affordable Care Act and the Health Care and Education Reconciliation Act of 2010 (the “Acts”) were enacted and became U.S. law. The Acts eliminate the tax deduction previously allowed for the Medicare Part D subsidy beginning in years after December 31, 2012. The Company recognized the deferred tax effects of the reduced deductibility of the subsidy during the first quarter of 2010. The resulting one-time increase in income taxes of $11,400 reduced 2010 basic and diluted earnings per share by $.11 and $.10, respectively.

The Company expects to make retiree health care benefit cash payments and to receive Medicare Part D prescription cash reimbursements as follows:

	Retiree Health Care Benefits	Medicare Prescription Reimbursement	Expected Cash Payments - Net
2012	$21,424	$(2,157)	$19,267
2013	22,126	(2,324)	19,802
2014	22,426	(2,511)	19,915
2015	22,424	(2,686)	19,738
2016	22,173	(2,847)	19,326
2017 through 2021	124,887	(2,813)	122,074

Total expected benefit cash payments	$235,460	$(15,338)	$220,122